RELATED PARTY TRANSACTIONS (Details) - Unitex Capital Ltd ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Payment for professional service fee	¥ 4,117	$ 594	¥ 6,952
Payment of professional service fees paid	¥ 6,089		¥ 4,477